Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related of fering. The maximum aggregate offering price for such offering is $799,000.
Narrative - Max Aggregate Offering Price	$ 799,000